Note 11 - Financial Instruments - Derivative Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
ABN Bank [Member] | Interest Rate Swap June 3, 2016 [Member]
Effective Date	Apr. 13, 2018
Derivative, Notional Amount	$ 16,575
Derivative, Interest Rate	1.4425%
ABN Bank [Member] | Interest Rate Swap December 19, 2016 [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 20,700
Derivative, Interest Rate	2.08%
Nord/ LB Bank [Member] | Interest Rate Swap March 29, 2017 [Member]
Effective Date	May 17, 2017
Derivative, Notional Amount	$ 21,139
Derivative, Interest Rate	2.19%
Alpha Bank [Member] | Interest Rate Swap March 29, 2018 [Member]
Effective Date	Mar. 29, 2018
Derivative, Notional Amount	$ 21,900
Derivative, Interest Rate	2.97%